                     SUPPLEMENT DATED OCTOBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On June 14, 2004 the Board of Trustees (the "Board") for the Eaton Vance Variable Trust (the "Trust") voted to liquidate the Eaton Vance Variable Trust -- VT Income Fund of Boston (the "Portfolio"). The Board took this action because the Portfolio failed to attract sufficient assets in order to make operating the Portfolio economically feasible. The Board, therefore, determined that continuing the operations of the Portfolio was not in the interests of the Trust, the Portfolio, or the Portfolio's shareholders.

In accordance with the Board's decision to terminate operations, all assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on December 15, 2004 to the Dreyfus Variable Investment Fund -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Portfolio during the period of October 15, 2004 to December 15, 2004 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


                                                                          Adviser (and Sub-Adviser(s),
                  Subaccount Investing In         Investment Objective           as applicable)
                  ------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Aggressive Growth   Seeks long-term growth of      A I M Advisors, Inc.
INSURANCE FUNDS   Fund -- Series I shares      capital.
                  ------------------------------------------------------------------------------------
                  AIM V.I. Blue Chip Fund --   Seeks long-term growth of      A I M Advisors, Inc.
                  Series I shares              capital. Current income is
                                               a secondary objective.
                  ------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Growth and Seeks reasonable current       Alliance Capital
VARIABLE PRODUCTS Income Portfolio -- Class B  income and reasonable          Management, L.P.
SERIES FUND, INC.                              opportunity for
                                               appreciation through
                                               investments primarily in
                                               dividend-paying common
                                               stocks of good quality.
                  ------------------------------------------------------------------------------------

                                                                                     Adviser (and Sub-Adviser(s),
                        Subaccount Investing In             Investment Objective            as applicable)
                        -----------------------------------------------------------------------------------------
                        AllianceBernstein Premier        Seeks growth of capital by  Alliance Capital
                        Growth Portfolio -- Class B      pursuing aggressive         Management, L.P.
                                                         investment policies.
                        -----------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --       Seeks capital growth.       American Century Investment
VARIABLE PRODUCTS, INC. Class I                          Income is a secondary       Management, Inc.
                                                         objective.
                        -----------------------------------------------------------------------------------------
                        VP International Fund -- Class I Seeks capital growth.       American Century Investment
                                                                                     Management, Inc.
                        -----------------------------------------------------------------------------------------
                        VP Ultra Fund -- Class I         Seeks long-term capital     American Century Investment
                                                         growth.                     Management, Inc.
                        -----------------------------------------------------------------------------------------
                        VP Value Fund -- Class I         Seeks long-term capital     American Century Investment
                                                         growth. Income is a         Management, Inc.
                                                         secondary objective.
                        -----------------------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios -- Seeks investment returns    The Dreyfus Corporation
                        MidCap Stock Portfolio --        that are greater than the
                        Initial Shares                   total return performance
                                                         of publicly traded common
                                                         stocks of medium-size
                                                         domestic companies in
                                                         the aggregate as
                                                         represented by the
                                                         Standard & Poor's 400
                                                         MidCap Index.
                        -----------------------------------------------------------------------------------------
                        Dreyfus Variable Investment      Seeks as high a level of    The Dreyfus Corporation
                        Fund -- Money Market Portfolio   current income as is
                                                         consistent with the
                                                         preservation of capital./1/
                        -----------------------------------------------------------------------------------------
                        The Dreyfus Socially             Seeks to provide capital    The Dreyfus Corporation
                        Responsible Growth Fund, Inc. -- growth. Current income is
                        Initial Shares                   a secondary objective.
                        -----------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund     Seeks high current          Eaton Vance Management
TRUST                                                    income.
                        -----------------------------------------------------------------------------------------
                        VT Income Fund of Boston         Seeks as much current       Eaton Vance Management
                                                         income as possible. The
                                                         fund primarily invests in
                                                         high yield, high risk
                                                         corporate bonds,
                                                         commonly referred to as
                                                         "junk bonds." The fund
                                                         also seeks reasonable
                                                         preservation of capital to
                                                         the extent attainable from
                                                         such investments, and
                                                         growth of income and
                                                         capital as secondary
                                                         objectives.
                        -----------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences     Seeks long-term capital     OrbiMed Advisors, LLC
                        Fund                             growth by investing in a
                                                         worldwide and diversified
                                                         portfolio of health science
                                                         companies.
                        -----------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In              Investment Objective           as applicable)
                   -----------------------------------------------------------------------------------------
FIDELITY VARIABLE  VIP Contrafund(R) Portfolio --    Seeks long-term capital    Fidelity Management &
INSURANCE PRODUCTS Service Class 2                   appreciation.              Research Company
FUND                                                                            (subadvised by Fidelity
                                                                                Management & Research
                                                                                (U.K.) Inc. (FMR U.K.),
                                                                                Fidelity Management &
                                                                                Research (Far East) Inc.
                                                                                (FMR Far East), Fidelity
                                                                                Investments Japan Limited
                                                                                (FIJ) and FMR Co., Inc.
                                                                                (FMRC))
                   -----------------------------------------------------------------------------------------
                   VIP Equity-Income Portfolio --    Seeks reasonable           Fidelity Management &
                   Service Class 2                   income. The Portfolio will Research Company
                                                     also consider the          (subadvised by FMR Co., Inc.
                                                     potential for capital      (FMRC))
                                                     appreciation. The
                                                     Portfolio's goal is to
                                                     achieve a yield which
                                                     exceeds the composite
                                                     yield on the securities
                                                     comprising the Standard
                                                     & Poor's 500/SM/ Index
                                                     (S&P 500(R))
                   -----------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of  Fidelity Management &
                   Service Class 2                   capital.                   Research Company
                                                                                (subadvised by Fidelity
                                                                                Management & Research
                                                                                (U.K.), Inc. (FMR U.K.) and
                                                                                Fidelity Management &
                                                                                Research Far East Inc. (FMR
                                                                                Far East))
                   -----------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Large Cap Growth         Seeks capital              Franklin Advisors, Inc.
VARIABLE INSURANCE Securities Fund -- Class 2 Shares appreciation.
PRODUCTS TRUST
                   -----------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital              Franklin Mutual Advisors,
                   Class 2 Shares                    appreciation. Income is a  LLC
                                                     secondary goal.
                   -----------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital    Templeton Investment
                   Fund -- Class 2 Shares            growth.                    Counsel, LLC (subadvised
                                                                                by Franklin Advisors, Inc.)
                   -----------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return.   Templeton Investment
                   Fund -- Class 2 Shares                                       Counsel, LLC (subadvised
                                                                                by Franklin Advisors, Inc.)
                   -----------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                    Seeks high total return    J.P. Morgan Investment
TRUST II                                             consistent with moderate   Management, Inc., a
                                                     risk of capital and        subsidiary of J.P. Morgan
                                                     maintenance of liquidity.  Chase & Co.
                   -----------------------------------------------------------------------------------------
                   International Equity Portfolio    Seeks high total return.   J.P. Morgan Investment
                   (formerly, International                                     Management, Inc., a
                   Opportunities Portfolio)                                     subsidiary of J.P. Morgan
                                                                                Chase & Co.
                   -----------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio           Seeks growth from capital  J.P. Morgan Investment
                                                     appreciation.              Management, Inc., a
                                                                                subsidiary of J.P. Morgan
                                                                                Chase & Co.
                   -----------------------------------------------------------------------------------------

                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount Investing In           Investment Objective            as applicable)
                     ---------------------------------------------------------------------------------------
                     Small Company Portfolio        Seeks to provide high       J.P. Morgan Investment
                                                    total return from a         Management, Inc., a
                                                    portfolio of small          subsidiary of J.P. Morgan
                                                    company stocks.             Chase & Co.
                     ---------------------------------------------------------------------------------------
                     U.S. Large Cap Core Equity     Seeks to provide high       J.P. Morgan Investment
                     Portfolio                      total return from a         Management, Inc., a
                                                    portfolio of selected       subsidiary of J.P. Morgan
                                                    equity securities.          Chase & Co.
                     ---------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock  Seeks long-term growth of   Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares capital and future income   Services Company ("MFS(R)")
                                                    rather than current income.
                     ---------------------------------------------------------------------------------------
                     MFS(R) Strategic Income        Seeks high current          Massachusetts Financial
                     Series -- Service Class Shares income. Significant capital Services Company ("MFS(R)")
                                                    appreciation is a
                                                    secondary objective.
                     ---------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --  Seeks above average         Massachusetts Financial
                     Service Class Shares           income. Reasonable          Services Company ("MFS(R)")
                                                    opportunity for growth of
                                                    capital and income is a
                                                    secondary objective.
                     ---------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital            Seeks capital               OppenheimerFunds, Inc.
ACCOUNT FUNDS        Appreciation Fund/VA --        appreciation by investing
                     Service Shares                 in securities of well-known
                                                    established companies.
                     ---------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/  Seeks high total return     OppenheimerFunds, Inc.
                     VA -- Service Shares           (which includes growth in
                                                    the value of its shares as
                                                    well as current income)
                                                    from equity and debt
                                                    securities.
                     ---------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small  Seeks capital               OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares  appreciation.
                     ---------------------------------------------------------------------------------------
SCUDDER VARIABLE     Scudder Technology Growth      Seeks growth of capital.    Deutsche Asset
SERIES II            Portfolio -- Class B Shares                                Management
                     ---------------------------------------------------------------------------------------
                     SVS Dreman High Return Equity  Seeks to achieve a high     Deutsche Asset
                     Portfolio -- Class B Shares    rate of total return.       Management (subadvised by
                                                                                Dreman Value Management
                                                                                L.L.C.)
                     ---------------------------------------------------------------------------------------
                     SVS Dreman Small Cap Value     Seeks long-term capital     Deutsche Asset
                     Portfolio -- Class B Shares    appreciation.               Management (subadvised by
                                                                                Dreman Value Management
                                                                                L.L.C.)
                     ---------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                1-800-352-9910
                                or by writing:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.